UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6644

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	6/30/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Massachusetts Intermediate Municipal Bond Fund
Statement of Investments
June 30, 2005 (Unaudited)
	Principal
	Amount($)		Value ($)

Long-Term Investment -- 100.7%

Massachusetts -- 77.1%

Berkshire Hills Regional School District
5%, 10/15/2015 (Insured; FSA)	1,390,000		1,544,304

Boston 5.75%, 2/1/2013 (Prerefunded 2/1/2010)	1,000,000	a	1,117,340

Boston Convention Center Act 1997,
Special Obligation
5%, 5/1/2016 (Insured; AMBAC)	2,000,000		2,176,460

Boston Industrial Development
Financing Authority, Revenue
(Pilot Seafood Project) 5.875%, 4/1/2007
(LOC; Canadian Imperial Bank)	965,000		992,541

Boston Water & Sewer Commission, Revenue	2,000,000		2,182,940
5% 11/1/2020

Fall River:
5.25%, 6/1/2010 (Insured; MBIA)	1,000,000		1,055,940
5.25%, 2/1/2018 (Insured; FSA)	750,000		835,095

Holyoke Gas & Electric Department, Revenue
5.375%, 12/1/2015 (Insured; MBIA)	1,245,000		1,396,778

Lancaster 5%, 4/15/2019 (Insured; AMBAC)	515,000		566,526

Lawrence 5.50%, 2/1/2012 (Insured; AMBAC)	570,000		637,454

Massachusetts:
6%, 8/1/2010 (Insured; AMBAC)	1,500,000		1,699,410
Consolidated Loan
5%, 3/1/2019	1,640,000		1,793,061
Federal Highway:
5.50%, 12/15/2009	1,000,000		1,100,380
Grant Anticipation Notes
5.50%, 6/15/2014	1,000,000		1,084,950

Massachusetts Bay Transportation Authority:

Assessment Revenue 5.25%, 7/1/2018
(Prerefunded 7/1/2014)	1,000,000	a	1,137,870
General Transportation System
5.50%, 3/1/2012 (Insured; MBIA)	1,000,000		1,130,370

Massachusetts Developmental Finance Agency:
RRR (Semass Systems )
5.625%, 1/1/2014 (Insured; MBIA)	2,000,000		2,239,540
SWDR (Waste Management Inc.)
5.45%, 6/1/2014	1,500,000		1,617,630

Massachusetts Educational Financing Authority,
Education Loan Revenue:
5.70%, 7/1/2011 (Insured; AMBAC)	785,000		787,206
5%, 1/1/2013 (Insured; AMBAC)	1,440,000		1,490,112
5.125%, 12/1/2014 (Insured; MBIA)	740,000		741,865

Massachusetts Health and Educational
Facilities Authority, Revenue:
(Hallmark Health System)
5.25%, 7/1/2010 (Insured; FSA)	2,055,000		2,201,028
(Harvard Pilgrim Health)
5.25%, 7/1/2011 (Insured; FSA)	1,675,000		1,777,142
(Healthcare System - Covenant Health)
6.50%, 7/1/2017	1,485,000		1,687,123
(Massachusetts Institute of Technology)
5%, 7/1/2023	1,155,000		1,312,600
(Partners Healthcare System):
5.125%, 7/1/2011 (Insured; MBIA)	1,000,000		1,050,130
5%, 7/1/2018	1,315,000		1,412,678
5%, 7/1/2021	1,000,000		1,079,210
(University of Massachusetts - Worcester Campus)
5.25%, 10/1/2014 (Insured; FGIC)	1,000,000		1,107,700

Massachusetts Housing Finance Agency,
(Insured Construction Loan Notes)
3.15%, 6/1/2008 (Insured; FSA)	1,000,000		996,340

Massachusetts Municipal Wholesale Electric Co.,
Power Supply System Revenue:
(Nuclear Project No. 4)
5.25%, 7/1/2014 (Insured; MBIA)	2,000,000		2,230,920
(Project No. 6)
5.25%, 7/1/2012 (Insured; MBIA)	1,810,000		2,016,503

Massachusetts Port Authority,

Special Facilities Revenue
(Delta Airlines, Inc. Project) 5.50%, 1/1/2017
(Insured; AMBAC)	2,000,000		2,126,760

Massachusetts Water Pollution Abatement Trust,
Water Pollution Abatement Revenue
(Massachusetts Water Resources
Authority Program):
6%, 8/1/2014 (Prerefunded 8/1/2009)	285,000	a	319,673
6%, 8/1/2014	1,015,000		1,135,328

Massachusetts Water Resource Authority:
5.25%, 8/1/2021 (Insured; MBIA)	1,500,000		1,700,595
5.50%, 8/1/2011 (Insured; MBIA)	2,000,000		2,252,260

Mendon Upton Regional School District
5%, 6/1/2017 ( Insured; MBIA)	2,625,000		2,914,170

New England Education Loan Marketing Corp.,
Student Loan Revenue 6.90%, 11/1/2009	1,000,000		1,066,420

Plymouth County, COP (Correctional Facility Project)
5.125%, 4/1/2013 (Insured; AMBAC)	2,000,000		2,176,120

Route 3 North Transportation Improvement Association, LR
5.75%, 6/15/2015 (Insured; MBIA)	1,500,000		1,668,615

Sandwich 5%, 7/15/2019 (Insured; MBIA)	1,580,000		1,758,366

Springfield, Municipal Purpose Loan
5%, 8/1/2018 (Insured; FGIC)	1,000,000		1,099,180

Triton Regional School District
5%, 4/1/2016 (Insured; FGIC)	1,420,000		1,556,064

Worcester 5.25%, 8/15/2016 (Insured; MBIA)	1,000,000		1,138,310

U. S. Related -- 23.6%

Childrens Trust Fund, Tobacco Settlement Revenue:
5.75%, 7/1/2013 (Prerefunded 7/1/2010)	2,000,000	a	2,241,400
5.75%, 7/1/2014 (Prerefunded 7/1/2010)	2,000,000	a	2,241,400

Guam Economic Development Authority:
0/5%, 11/15/2007	860,000	b	783,993
Tobacco Settlement 0/5.40%, 11/15/2007	350,000	b	314,871

Guam Government, LOR, (Infrastructure Improvement)
5%, 11/1/2012 (Insured; AMBAC)	1,000,000		1,065,580

Puerto Rico Commonwealth:
5.375%, 7/1/2005	80,000	80,006
(Public Improvement):
5.50%, 7/1/2011	1,000,000	1,112,590
5.25%, 7/1/2014 (Insued; FSA)	1,000,000	1,144,530
5.25%, 7/1/2023	1,000,000	1,074,960

Puerto Rico Commonwealth Infrastructure Financing
Authority, Special Tax Revenue
5.50%, 7/1/2021 (Insured; FGIC)	1,000,000	1,195,100

Puerto Rico Electric Power Authority, Power Revenue
5.50%, 7/1/2008	1,000,000	1,060,160

Puerto Rico Municipal Finance Agency
5%, 7/1/2009 (Insured; FSA)	1,725,000	1,824,101

Puerto Rico Public Buildings Authority, Revenue
4.50%, 7/1/2022	2,000,000	2,048,800

Virgin Islands Public Finance Authority, Revenue:
Gross Receipts Taxes Loan:
5.625%, 10/1/2010	1,000,000	1,058,550
5.25%, 10/1/2021 (Insured; FSA)	1,000,000	1,115,890
Subordinated Lien 5.875%, 10/1/2018	500,000	517,425

Virgin Islands Water and Power Authority, Electric Systems
5.125%, 7/1/2011	1,000,000	1,057,590

Total Investments (cost $80,919,135)	100.7%	85,047,953

Cash and Receivables (Net)	(0.7)	(553,523)

Net Assets	100.0%	84,494,430

Notes to Statement of Investments:

(a) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest
(b) Zero coupon until a specified date at which time the stated coupon becomes effective until maturity.
(c) Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange on Form

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 10, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 10, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)